March 7, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information for the Trust’s City National Rochdale Emerging Markets Fund in interactive data format.

Please call the undersigned at (714) 830-0679 with any comments or questions relating to the filing.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee

Morgan, Lewis & Bockius llp

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.213.680.6400
United States	+1.213.612.2501